Organization - VIEs and subsidiary of VIE (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Shanghai MOLBASE
Entity Information [Line Items]
Percentage of ownership in VIE	100.00%
Jiaxing MOLBASE
Entity Information [Line Items]
Percentage of ownership in VIE	100.00%
ShaanXi MOLBASE
Entity Information [Line Items]
Percentage of ownership in subsidiary of VIE	$ 100
MKD HK
Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%
Shanghai MOHUA
Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%
Term of exclusive technical support and service agreements	P10Y
Shanghai MOKAI
Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%
Shanghai MOCHUANG
Entity Information [Line Items]
Percentage of ownership in subsidiary	100.00%